SHAREHOLDERS EQUITY - Schedule of receivable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Beginning balance	R$ 161,147	R$ 519,965
Proposed dividends	899,999	828,537
Proposed interest on own capital	588,078	107,544
Income tax	(88,256)
Discontinued operation	(62,699)	(44,969)
Other movements	(81,053)
Business combination		202,968
Dividends received	(1,161,439)	(1,452,898)
Ending balance	255,777	161,147
Investments in associates [Member]
Disclosure of classes of share capital [line items]
Beginning balance	161,147	2,621
Proposed dividends	273,346	278,654
Proposed interest on own capital
Income tax
Discontinued operation	(62,699)	(44,969)
Other movements	(81,053)
Business combination		202,968
Dividends received	(254,905)	(278,127)
Ending balance	35,836	161,147
Investments in joint venture [Member]
Disclosure of classes of share capital [line items]
Beginning balance		517,344
Proposed dividends	626,653	549,883
Proposed interest on own capital	588,078	107,544
Income tax	(88,256)
Discontinued operation
Other movements
Business combination
Dividends received	(906,534)	(1,174,771)
Ending balance	R$ 219,941